SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Product Warranty Liability [Table Text Block]
payable and accrued expenses and other long term liabilities’ captions in the Balance Sheet during 2016 and 2015 are as follows:

	Year ended
	December 31,
	2016	2015

Balance, beginning of the year	$544	$615
Warranties issued during the year	422	431
Settlements made during the year	(182)	(110)
Expirations	(180)	(392)

Balance end of year	$604	$544

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
1.
The fair value of the Company’s stock options granted to employees and directors for the years ended December 31, 2016, 2015 and 2014 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended
	December 31,
	2016	2015	2014

Risk free interest rate	0.8%-1.00%	1.29%-1.62%	1.49%-2.39%
Dividend yield	0%	0%	0%
Expected volatility	55.81%-60.84%	51.47%-49.78%	50.14%-57.89%
Expected term (in years)	4.00-5.50	4.00-5.50	3.92-5.5
Forfeiture rate	2%	2%	2%

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the allowance for doubtful accounts during 2016 and 2015 are as follows:

	Year ended
	December 31,
	2016	2015

Balance at beginning of the year	$1,053	$1,186

Deductions during the year	(339)	(94)
Charged to expenses	511	98
Foreign currency translation adjustment	56	(137)

Balance at end of year	$1,281	$1,053